Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalents Balances Components [Text Block]
Cash and cash equivalent balances are detailed as follows
:

	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$	ThCh$
Cash on hand	320,274	242,308	221,071
Bank balances	80,767,977	71,393,732	64,085,358
Cash	81,088,251	71,636,040	64,306,429
Time deposits	106,109,299	4,356,420	46,723,278
Securities purchased under resale agreements	179,357,487	101,077,015	196,319,058
Investments in mutual funds	19,194,583	5,888,424	10,194,222
Short term investments classified as cash equivalents	198,552,070	106,965,439	206,513,280
Cash equivalents	304,661,369	111,321,859	253,236,558
Overnight deposits	10,639,396	13,411,325	1,471,063
Total other cash and cash equivalents	10,639,396	13,411,325	1,471,063
Total	396,389,016	196,369,224	319,014,050

Disclosure Of Cash And Cash Equivalents Currency Composition [Text Block]
The composition of cash and cash equivalents by currency as of
December 31, 2020
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	83,672	3,702	-	13,683	-	26,056	193,161	-	320,274
Bank balances	63,009,146	7,026,213	862,011	2,474,235	1,213,256	2,508,234	3,227,494	447,388	80,767,977
Cash	63,092,818	7,029,915	862,011	2,487,918	1,213,256	2,534,290	3,420,655	447,388	81,088,251
Time deposits	92,915,729	4,621,188	-	8,572,382	-	-	-	-	106,109,299
Securities purchased under resale agreements	179,353,248	4,239	-	-	-	-	-	-	179,357,487
Investments in mutual funds	-	-	-	19,194,583	-	-	-	-	19,194,583
Short term investments classified as cash equivalents	179,353,248	4,239	-	19,194,583	-	-	-	-	198,552,070
Cash equivalents	272,268,977	4,625,427	-	27,766,965	-	-	-	-	304,661,369
Overnight deposits	-	10,639,396	-	-	-	-	-	-	10,639,396
Total other cash and cash equivalents	-	10,639,396	-	-	-	-	-	-	10,639,396
Total	335,361,795	22,294,738	862,011	30,254,883	1,213,256	2,534,290	3,420,655	447,388	396,389,016

The composition of cash and cash equivalents by currency as of
December 31, 2019
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	92,440	3,964	-	6,727	-	-	139,177	-	242,308
Bank balances	48,583,607	10,176,489	2,592,865	1,577,902	1,384,395	2,763,191	3,184,376	1,130,907	71,393,732
Cash	48,676,047	10,180,453	2,592,865	1,584,629	1,384,395	2,763,191	3,323,553	1,130,907	71,636,040
Time deposits	2,450,392	1,906,028	-	-	-	-	-	-	4,356,420
Securities purchased under resale agreements	101,077,015	-	-	-	-	-	-	-	101,077,015
Investments in mutual funds	-	-	-	5,888,424	-	-	-	-	5,888,424
Short term investments classified as cash equivalents	101,077,015	-	-	5,888,424	-	-	-	-	106,965,439
Cash equivalents	103,527,407	1,906,028	-	5,888,424	-	-	-	-	111,321,859
Overnight deposits	-	13,411,325	-	-	-	-	-	-	13,411,325
Total other cash and cash equivalents	-	13,411,325	-	-	-	-	-	-	13,411,325
Total	152,203,454	25,497,806	2,592,865	7,473,053	1,384,395	2,763,191	3,323,553	1,130,907	196,369,224

The composition of cash and cash equivalents by currency as of
December 31, 2018
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,940	5,290	-	5,477	-	-	132,364	-	221,071
Bank balances	39,692,222	17,550,277	954,640	1,039,825	548,975	2,495,748	1,127,401	676,270	64,085,358
Cash	39,770,162	17,555,567	954,640	1,045,302	548,975	2,495,748	1,259,765	676,270	64,306,429
Time deposits	24,755,756	-	-	21,967,522	-	-	-	-	46,723,278
Securities purchased under resale agreements	196,319,058	-	-	-	-	-	-	-	196,319,058
Investments in mutual funds	-	-	-	10,194,222	-	-	-	-	10,194,222
Short term investments classified as cash equivalents	196,319,058	-	-	10,194,222	-	-	-	-	206,513,280
Cash equivalents	221,074,814	-	-	32,161,744	-	-	-	-	253,236,558
Overnight deposits	-	1,471,063	-	-	-	-	-	-	1,471,063
Total other cash and cash equivalents	-	1,471,063	-	-	-	-	-	-	1,471,063
Total	260,844,976	19,026,630	954,640	33,207,046	548,975	2,495,748	1,259,765	676,270	319,014,050

Disclosure Of Short term Deposits Classified As Cash Equivalents [Text Block]
The composition of time deposits is detailed as follows:

As of December 31, 2020:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Bice - Chile	11-30-2020	01-18-2021	CLP	599,924	0.02
Banco Bice - Chile	12-01-2020	02-16-2021	CLP	500,562	0.02
Banco Bice - Chile	12-21-2020	01-05-2021	CLP	171,656	0.02
Banco Consorcio - Chile	11-30-2020	01-11-2021	CLP	1,199,904	0.02
Banco de Chile	11-30-2020	02-22-2021	CLP	1,036,848	0.02
Banco de Chile	11-30-2020	01-20-2021	CLP	599,916	0.02
Banco de Chile	12-29-2020	01-05-2021	USD	3,554,760	0.05
Banco de Chile	12-29-2020	01-05-2021	USD	1,066,428	0.05
Banco de Chile	12-29-2020	01-05-2021	CLP	2,750,018	0.01
Banco de Crédito e Inversiones - Chile	12-03-2020	01-07-2021	CLP	4,001,080	0.03
Banco de Crédito e Inversiones - Chile	12-03-2020	01-12-2021	CLP	2,970,653	0.03
Banco de Crédito e Inversiones - Chile	12-04-2020	02-02-2021	CLP	3,035,095	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-09-2021	CLP	4,005,434	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-19-2021	CLP	4,000,760	0.03
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	349,981	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	1,599,915	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	150,770	0.02
Banco del Estado de Chile	12-02-2020	03-02-2021	CLP	3,203,525	0.02
Banco del Estado de Chile	12-14-2020	03-12-2021	CLP	2,998,561	0.02
Banco del Estado de Chile	12-28-2020	01-07-2021	CLP	599,968	0.02
Banco del Estado de Chile	12-28-2020	01-04-2021	CLP	5,160,074	0.01
Banco Galicia	12-22-2020	01-21-2021	ARS	4,264,230	0.03
Banco Itaú - Chile	12-18-2020	03-18-2021	CLP	5,003,388	0.04
Banco Itaú - Chile	12-22-2020	02-19-2021	CLP	4,002,133	0.04
Banco Patagonia	12-11-2020	01-11-2021	ARS	4,308,152	0.03
Banco Santander - Chile	10-23-2020	01-21-2021	CLP	3,002,365	0.02
Banco Santander - Chile	11-26-2020	01-11-2021	CLP	5,001,133	0.02
Banco Santander - Chile	11-26-2020	01-25-2021	CLP	5,001,133	0.02
Banco Santander - Chile	12-04-2020	02-02-2021	CLP	5,000,867	0.02
Banco Security - Chile	11-26-2020	01-22-2021	CLP	5,001,133	0.02
Banco Security - Chile	12-29-2020	03-29-2021	CLP	3,953,938	0.03
Scotiabank Chile	11-26-2020	02-23-2021	CLP	4,928,234	0.02
Scotiabank Chile	11-26-2020	02-24-2021	CLP	5,074,166	0.02
Scotiabank Chile	12-16-2020	02-15-2021	CLP	7,972,555	0.02
Scotiabank Chile	12-24-2020	03-24-2021	CLP	40,040	0.03
Total				106,109,299

As of
December 31, 2019
:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco de Chile	12-27-2019	01-03-2020	CLP	2,450,392	0.12
Banco de Chile	12-27-2019	01-09-2020	USD	1,108,307	0.12
Banco de Chile	12-20-2019	01-10-2020	USD	486,897	0.12
Banco de Chile	12-23-2019	01-06-2020	USD	310,824	0.12
Total				4,356,420

As of December 31, 2018:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco de Chile	12-21-2018	01-30-2019	USD	486,812	0.29
Banco de Chile	12-24-2018	01-09-2019	CLP	1,250,613	0.21
Banco de Chile	12-26-2018	01-25-2019	USD	139,017	0.27
Banco de Chile	12-27-2018	01-25-2019	USD	62,548	0.23
Banco Francés - Argentina	12-07-2018	03-07-2019	ARS	5,921,330	0.53
Banco Francés - Argentina	12-12-2018	03-12-2019	ARS	5,110,766	0.50
Banco HSBC - Argentina	12-12-2018	03-12-2019	ARS	4,921,479	0.50
Banco Itaú - Argentina	11-07-2018	01-07-2019	ARS	6,013,947	0.58
Banco Santander - Chile	12-18-2018	01-10-2019	CLP	2,803,033	0.25
Banco Santander - Chile	12-19-2018	01-10-2019	CLP	10,010,400	0.26
Banco Santander - Chile	12-27-2018	01-24-2019	CLP	10,003,333	0.25
Total				46,723,278

Disclosure Of Composition Of Financial Instruments Under Repurchase Agreement Commitments [Text Block]
The composition of securities purchased under resale agreements is detailed as follows:

As of
December 31, 2020
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	12,198,902	0.01
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	799,928	0.01
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	3,499,685	0.01
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	1,799,838	0.01
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	849,924	0.01
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2020	01-04-2021	CLP	5,000,000	0.01
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-30-2020	01-04-2021	CLP	301,140	0.01
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-30-2020	01-04-2021	CLP	75	0.01
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-30-2020	01-04-2021	CLP	327	0.01
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-30-2020	01-04-2021	CLP	168	0.01
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-30-2020	01-04-2021	CLP	79	0.01
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-24-2020	01-05-2021	CLP	598,213	0.02
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-30-2020	01-05-2021	CLP	1,497,373	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-30-2020	01-21-2021	CLP	1,546,802	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-24-2020	01-05-2021	CLP	997,022	0.02
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-28-2020	01-05-2021	CLP	25,177,686	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-30-2020	01-05-2021	CLP	2,553,682	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-30-2020	01-07-2021	CLP	1,989,442	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-24-2020	01-05-2021	CLP	498,511	0.02
BancoEstado S.A. Corredores de Bolsa	Banco Central de Chile	12-30-2020	01-07-2021	CLP	598,291	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-30-2020	01-05-2021	CLP	2,642	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-30-2020	01-05-2021	CLP	246,346	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-30-2020	01-07-2021	CLP	10,578	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-30-2020	01-14-2021	CLP	667,953	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-30-2020	01-07-2021	CLP	1,715	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-30-2020	01-21-2021	CLP	453,218	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2020	01-14-2021	CLP	1,500,045	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-28-2020	01-05-2021	CLP	4,823,214	0.03
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-30-2020	01-14-2021	CLP	2,000,020	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-30-2020	01-14-2021	CLP	7,832,132	0.03
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-30-2020	01-21-2021	CLP	1,200,012	0.03
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,815	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	900,084	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	3,025	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,512	0.02
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2020	01-14-2021	CLP	8,400,084	0.03
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	5,000,000	0.02
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-30-2020	01-14-2021	CLP	1,000,010	0.03
BASA - Paraguay	BASA - Paraguay	10-19-2020	01-18-2021	USD	4,239	0.02
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2020	01-14-2021	CLP	11,525,797	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2020	01-07-2021	CLP	4,793,536	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-07-2021	CLP	20,639,190	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-14-2021	CLP	5,031,227	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-07-2021	CLP	37,761	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-14-2021	CLP	12,085,681	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2020	01-07-2021	CLP	3,530,093	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2020	01-14-2021	CLP	1,995,032	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	9,363,062	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-07-2021	CLP	14,000,280	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	600,012	0.03
Total					179,357,487
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of
December 31, 2019
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco Central de Chile	12-30-2019	01-02-2020	CLP	6,176,480	0.22
BanChile Corredores de Bolsa S.A.	Banco Bice - Chile	12-27-2019	01-02-2020	CLP	734,448	0.18
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-27-2019	01-02-2020	CLP	2,776,880	0.18
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-30-2019	01-02-2020	CLP	1,124,056	0.22
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-30-2019	01-09-2020	CLP	100,005	0.16
BanChile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-27-2019	01-02-2020	CLP	489,632	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-30-2019	01-16-2020	CLP	376,110	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-30-2019	01-24-2020	CLP	369,030	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2019	01-03-2020	CLP	12,003,360	0.21
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	4,001,333	0.20
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-23-2019	01-06-2020	CLP	1,200,672	0.21
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	6,002,000	0.20
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	500,167	0.20
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-27-2019	01-03-2020	CLP	5,001,400	0.21
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	200,012	0.18
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-24-2020	CLP	331,012	0.18
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	300,018	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-27-2019	01-03-2020	CLP	4,001,120	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	9,403,133	0.20
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-30-2019	01-16-2020	CLP	5,959,517	0.18
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-27-2019	01-02-2020	CLP	658,478	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-30-2019	01-16-2020	CLP	1,000,060	0.18
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-27-2019	01-02-2020	CLP	1,192,040	0.21
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-27-2019	01-09-2020	CLP	1,200,336	0.21
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-30-2019	01-16-2020	CLP	3,864,985	0.18
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-26-2019	01-03-2020	CLP	2,289,511	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,500,525	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,211,714	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	814,100	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-27-2019	01-06-2020	CLP	639,513	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-26-2019	01-03-2020	CLP	5,109,314	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	5,705,073	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-26-2019	01-03-2020	CLP	2,950,955	0.21
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-26-2019	01-03-2020	CLP	2,926,683	0.21
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-27-2019	01-06-2020	CLP	8,363,007	0.21
Total					101,077,015
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2018:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-17-2018	01-04-2019	CLP	6,807,616	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-20-2018	01-10-2019	CLP	3,552,994	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-10-2019	CLP	1,196,505	0.23
BanChile Corredores de Bolsa S.A.	Banco BICE - Chile	12-21-2018	01-10-2019	CLP	1,997,067	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	709,418	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-21-2018	01-10-2019	CLP	296,155	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-10-2019	CLP	184,213	0.23
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-21-2018	01-16-2019	CLP	283,475	0.23
BanChile Corredores de Bolsa S.A.	Banco Security - Chile	12-21-2018	01-16-2019	CLP	91,813	0.23
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-15-2019	CLP	10,004,000	0.24
BanChile Corredores de Bolsa S.A.	Banco de Crédito e Inversiones - Chile	12-26-2018	01-10-2019	CLP	300,885	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	1,100,440	0.24
BanChile Corredores de Bolsa S.A.	Banco del Estado de Chile	12-26-2018	01-10-2019	CLP	490,196	0.24
BanChile Corredores de Bolsa S.A.	Banco de Chile	12-26-2018	01-10-2019	CLP	5,001,235	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	3,500,840	0.24
BanChile Corredores de Bolsa S.A.	Scotiabank Chile	12-28-2018	01-15-2019	CLP	1,500,360	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-13-2018	01-14-2019	CLP	4,105,904	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-14-2018	01-02-2019	CLP	1,094,729	0.24
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-14-2018	01-02-2019	CLP	7,009,520	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-14-2018	01-02-2019	CLP	1,911,598	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-14-2018	01-02-2019	CLP	415,536	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-14-2018	01-02-2019	CLP	5,690,513	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-14-2018	01-30-2019	CLP	250,340	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-20-2018	01-30-2019	CLP	500,440	0.24
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-24-2018	01-10-2019	CLP	199,653	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	950,991	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-26-2018	01-30-2019	CLP	2,634,725	0.24
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-26-2018	01-30-2019	CLP	6,702,680	0.24
BancoEstado S.A. Corredores de Bolsa	Scotiabank Chile	12-26-2018	01-30-2019	CLP	4,829,042	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-26-2018	01-30-2019	CLP	8,848,606	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Santander - Chile	12-26-2018	01-30-2019	CLP	6,560,550	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Itaú Corpbanca - Chile	12-26-2018	01-30-2019	CLP	1,650,525	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Security - Chile	12-26-2018	01-30-2019	CLP	4,881,954	0.24
BancoEstado S.A. Corredores de Bolsa	Banco Consorcio	12-26-2018	01-30-2019	CLP	3,427,727	0.24
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2018	01-15-2019	CLP	3,279,009	0.25
BancoEstado S.A. Corredores de Bolsa	Banco del Estado de Chile	12-27-2018	01-15-2019	CLP	472,241	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Chile	12-27-2018	01-10-2019	CLP	600,200	0.25
BancoEstado S.A. Corredores de Bolsa	Banco de Crédito e Inversiones - Chile	12-27-2018	01-15-2019	CLP	3,001,000	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	11-30-2018	01-04-2019	CLP	3,899,730	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	11-30-2018	01-04-2019	CLP	2,216,658	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-02-2019	CLP	2,859,342	0.25
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-13-2018	01-30-2019	CLP	270,405	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-13-2018	01-16-2019	CLP	233,620	0.25
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-13-2018	01-16-2019	CLP	1,969,680	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-13-2018	01-02-2019	CLP	3,550,258	0.25
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-17-2018	01-02-2019	CLP	2,876,187	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-02-2019	CLP	7,880,787	0.25
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-17-2018	01-16-2019	CLP	1,474,627	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-16-2019	CLP	1,550,072	0.25
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-17-2018	01-16-2019	CLP	1,230,260	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-17-2018	01-02-2019	CLP	4,911,284	0.25
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-19-2018	01-10-2019	CLP	6,881,358	0.26
BBVA Corredores de Bolsa Ltda.	Banco del Estado de Chile	12-19-2018	01-10-2019	CLP	7,941,664	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-19-2018	01-10-2019	CLP	3,822,988	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-19-2018	01-10-2019	CLP	4,451,265	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	1,963,352	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-19-2018	01-10-2019	CLP	185,620	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	1,967,453	0.26
BBVA Corredores de Bolsa Ltda.	Banco Security - Chile	12-19-2018	01-10-2019	CLP	895,503	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	4,802,350	0.26
BBVA Corredores de Bolsa Ltda.	Banco Santander - Chile	12-24-2018	01-10-2019	CLP	2,602,140	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-24-2018	01-10-2019	CLP	2,501,517	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Chile	12-24-2018	01-09-2019	CLP	900,546	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-30-2019	CLP	1,190,413	0.26
BBVA Corredores de Bolsa Ltda.	Banco de Crédito e Inversiones - Chile	12-27-2018	01-10-2019	CLP	3,801,316	0.26
BBVA Corredores de Bolsa Ltda.	Scotiabank Chile	12-27-2018	01-15-2019	CLP	9,453,276	0.26
BBVA Corredores de Bolsa Ltda.	Banco Itaú Corpbanca - Chile	12-27-2018	01-09-2019	CLP	2,000,692	0.26
Total					196,319,058
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Disclosure Of Acquisition Of Business Payments [Text Block]
Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2020	2019	2018
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	(19,287,372)	(13,549,638)	(59,505,559)
Cash flow used for control of subsidiaries or other business (2)	(86,912)	-	(49,222,782)
Payment for changes in ownership interests in subsidiaries (3)	(1,028,076)	(8,652,268)	(5,819,495)
Total	(20,402,360)	(22,201,906)	(114,547,836)
(1)

In 2020 corresponds to capital contributions made Central Cervecera de Colombia S.A.S., and in 2019 and 2018 to Zona Franca Central Cervecera S.A.S.
(
see
Note 16 – Investments accounted using equity method
).
(2)

In 2020 See
Note 1 – general information, letter D)
, number (16). In 2018, the Company, through its subsidiary, CCU Inversiones S.A. correspond to the acquisition of 15.79% of VSPT (see
Note 1 – General information, letter D) number 3)
).
(3)

See
Note 15 – Business combinations.
For year 2020 letters
e) and f)
, for year 2019 letters
c) and d)
and for year 2018
letters a) and b).